Refinancing - Summary of Sources and Uses of Refinancing (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 25, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt		$ 667
Cash on hand	31
Sources of debt refinancing	948
Redeemed Secured Notes	180.0	195.0	23.0	23.0		23.0
Redeemed Subordinated Notes	367	367
Redeemed Holdings' Preferred Shares	156
Repaid Holdings' Seller Note	61	1
Distribution to Holdings' Stockholders	351	352
Interest payments on Secured and Subordinated Notes		46	42	59	63	60
Call premium on Secured Notes	15
Deferred financing costs	15	15		1		5
Uses of debt refinancing	948
Refinancing Dividend [Member]
Debt Instrument [Line Items]
Distribution to Holdings' Stockholders	350
Old Senior Notes [Member]
Debt Instrument [Line Items]
Interest payments on Secured and Subordinated Notes	21
Affinia Group Holdings Inc [Member]
Debt Instrument [Line Items]
Repaid Holdings' Seller Note	61
Distribution to Holdings' Stockholders	133
Term Loan B-1, due April 2016 [Member]
Debt Instrument [Line Items]
Debt	199
Term Loan B-2, due April 2020 [Member]
Debt Instrument [Line Items]
Debt	468
7.75% Senior notes, due May 2021 [Member]
Debt Instrument [Line Items]
Debt	$ 250